THE CALVERT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) certifies (a) that the form of prospectus used with respect to the following series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 117 (“Amendment No. 117”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 117 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-000113) on January 28, 2019.

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long-Term Income Fund

Calvert Ultra-Short Duration Income Fund

Calvert High Yield Bond Fund

THE CALVERT FUND

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 5, 2019